Other reserves, derivative warrant liabilities, and earnouts liabilities - Series A and Series B Warrants (Details) - Derivatives warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other reserves, derivative warrant liabilities, and earnouts liabilities
Opening balance	$ 669,156	$ 106,420
Issue of warrants	1,526,226
Change in fair value during the year	(1,794,576)	562,736
Ending balance	$ 400,806	$ 669,156